About the Company (Details Narrative)								3 Months Ended	12 Months Ended
	Aug. 29, 2017 shares	May 01, 2017 shares	Apr. 03, 2017 Employees shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($) shares	Nov. 09, 2014	Nov. 30, 2017 $ / shares shares	Dec. 31, 2017 shares	Aug. 31, 2017 $ / shares shares	May 24, 2017 shares	Nov. 21, 2016 shares	Sep. 26, 2016 $ / shares	Aug. 31, 2016 $ / shares shares	Jan. 20, 2016 $ / shares
Common stock conversion shares value | $						$ 200,000
Common stock, par value | $ / shares															$ 0.001
Minimum [Member]
Common stock, shares authorized												75,000,000
Minimum [Member] | Board of Directors [Member]
Common stock, shares authorized											200,000,000
Maximum [Member]
Common stock, shares authorized												200,000,000
Maximum [Member] | Board of Directors [Member]
Common stock, shares authorized											2,000,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued						30,000,000
Common stock, par value | $ / shares								$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued		1,480,000			30,000,000
Common stock, shares authorized								1,000,000,000		1,000,000,000	1,000,000,000	130,000,000		1,000,000,000
Class A Common Stock [Member] | Independent Consultant [Member] | Restricted Stock [Member]
Stock issued during period, shares, issued for services		500,000
Class B Common Stock [Member]
Unregistered restricted shares issued						6,000,000
Common stock voting rights						which carries a voting weight equal to ten (10) Common Shares
Common stock, par value | $ / shares								$ 0.001		$ 0.001			0.001	$ 0.001
Number of shares issued					6,000,000
Common stock, shares authorized								500,000,000		500,000,000	500,000,000	6,000,000		500,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued						40,000,000
Common stock, par value | $ / shares								$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued	25,000,000			40,000,000					8,400,000
Common stock, shares authorized								500,000,000		500,000,000	500,000,000	64,000,000		500,000,000
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued				40,000,000				100,000		100,000
Class C Common Stock [Member] | 45 Contractor Employees and Nonemployees [Member]
Number of shares issued			8,400,000
Number of contractor employees and nonemployees | Employees			45
Irrevocable Asset and Liability Exchange Agreement [Member]
Pro-rata stock dividend ratio							Parent on a one-for-one (1:1)
September 15, 2016 Agreement [Member] | Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued				40,000,000